SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of the Equity Award Activity Under 2016 Equity Incentive Plan
A summary of the equity award activity under 2016 Equity Incentive Plan is stated below:

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$		Years	US$
Outstanding, December 31, 2018	2,299,103	1.44	N/A	6.13	5,840
Granted	308,000	1.44	3.50
Exercised	(468,384)	1.44	N/A
Forfeited/Cancelled	(71,000)	1.44	2.02
Outstanding, December 31, 2019	2,067,719	1.44	N/A	5.52	4,260
Vested and expected to vest at December 31, 2019	2,067,719	1.44	N/A	5.52	4,260
Exercisable at December 31, 2019	2,002,719	1.44	N/A	5.43	4,126

A summary of the equity award activity under 2017 Equity Incentive Plan is stated below:

	Number of options	Weighted - average exercise price	Weighted - Average grant date fair value	Weighted - average remaining contractual term
		US$		Years
Outstanding, December 31, 2018	—
Granted	4,800,000	4.25	2.63	10
Exercised	—
Forfeited/Cancelled	(200,000)	4.25	2.63	—
Outstanding, December 31, 2019	4,600,000	4.25	NA	9.26
Vested and expected to vest at December 31, 2019	4,600,000	4.25	NA	9.26
Exercisable at December 31, 2019	690,000	4.25	NA	9.26

Assumptions Used to Estimate the Fair Value of 2016 Equity Incentive Plan
The assumptions used to estimate the fair value of 2016 Equity Incentive Plan granted or modified are as follows:

	For the years ended December 31,
	2017	2018	2019
Risk-free interest rate	2.39%-2.93%	3.51%-3.82%	2.41%-3.34%
Expected volatility range	47.5%-49.3%	49.9%-53.6%	53.7%-55.2%
Suboptimal exercise factor	2.8	2.8	2.8
Fair value per ordinary share as at valuation date	US$ 7.07	US $ 5.28-$7.06	U S$ 4.11-$5.37

The assumptions used to estimate the fair value of 2017 Equity Incentive Plan granted are as follows:

For the year ended December 31,
2019
Risk-free interest rate	3.29%
Expected volatility range	54.8%
Suboptimal exercise factor	2.8
Fair value per ordinary share as at valuation date	$4.94

Total Cost of Share-based Payments
Total cost of share-based payments are summarized as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost of revenues	17,063	1,315	2,617	376
Selling and marketing expenses	9,045	4,229	1,016	146
General and administrative expenses	69,199	14,808	44,256	6,357
Total	95,307	20,352	47,889	6,879